Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	Leases
The Company has entered into various non-cancelable operating leases for its office facilities with expiration dates through April 2032. The components of operating lease costs recorded under operating expenses for the year ended December 31, 2022 were as follows:

Fixed cost and variable payments	$7,617
Short-term lease cost	655
Total operating lease cost	$8,272
The Company’s lease expenses prior to the adoption of ASC Topic 842 were $4,220 and $5,054 for the years ended December 31, 2020, and 2021, respectively.
As of December 31, 2022, the Company’s weighted average remaining lease term was 8.67 years and the weighted average discount rate was 3.79%.
As of December 31, 2022, the minimum lease payments for the Company’s ROU assets over the remaining lease periods are as follows:

2023	$9,162
2024	5,942
2025	5,768
2026	5,768
2027	5,768
2028 and thereafter	24,854
Total undiscounted lease payments	57,262
Less: imputed interest	(8,096)
Present value of lease liabilities	$49,166